Disposal of Subsidiaries - Schedule of Gain Loss on Disposal (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Disposal of Subsidiaries - Schedule of Gain Loss on Disposal (Details) [Line Items]
Consideration	$ 28
Less: Net assets disposed	(24,259,791)
Add: Foreign currency translation reserve recycled	(8,455)
Add: Non-controlling interests derecognised	1
Total gain on loss disposal	(24,268,217)
Credilab Group [Member]
Disposal of Subsidiaries - Schedule of Gain Loss on Disposal (Details) [Line Items]
Consideration	43,740,025
Less: Net assets disposed	(56,962,932)
Add: Foreign currency translation reserve recycled	2,987,094
Total gain on loss disposal	(10,235,813)
VCCG Group [Member]
Disposal of Subsidiaries - Schedule of Gain Loss on Disposal (Details) [Line Items]
Consideration	33,975,000
Less: Net assets disposed	(12,483,981)
Add: Foreign currency translation reserve recycled	(41,827)
Less: Fair value reserve recycled	(409,000)
Total gain on loss disposal	21,040,192
Individually Material to the Group's [Member]
Disposal of Subsidiaries - Schedule of Gain Loss on Disposal (Details) [Line Items]
Consideration	321,092
Less: Net assets disposed	2,535,037
Add: Foreign currency translation reserve recycled	(6,190)
Total gain on loss disposal	$ 2,849,938